Provisions - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 MXN ($)
Main actuarial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption	$ 246
Increase or decrease on obligations if increase in actuarial assumption	$ 267
Medical benefits
Disclosure of net defined benefit liability (asset) [line items]
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption	$ 148
Increase or decrease on obligations if increase in actuarial assumption	$ 157
Annual salary growth
Disclosure of net defined benefit liability (asset) [line items]
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption	$ 9
Increase or decrease on obligations if increase in actuarial assumption	$ 9
Annual INPC growth
Disclosure of net defined benefit liability (asset) [line items]
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption	$ 8
Increase or decrease on obligations if increase in actuarial assumption	8
Mortality
Disclosure of net defined benefit liability (asset) [line items]
Increase or decrease on obligations if decrease in actuarial assumption	286
Increase or decrease on obligations if increase in actuarial assumption	$ 284
Increase in mortality (years)	2 years
Decrease in mortality (years)	2 years